Fees Summary	Sep. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 226,000
Previously Paid Amount	0
Total Fee Amount	31.21
Net Fee	$ 31.21
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A